Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
SEP 1 2 2007
1086

07073903

September 12, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS 001-11960

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AstraZeneca PLC, Floating Rate Notes due 2009, 5.40% Notes due 2012, 5.90% Notes due 2017 and 6.45% Notes due 2037 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 11, 2007. Tentative listing date – September 14, 2007.

Sincerely,

[signature]

PROCESSED
SEP 1 3 2007
THOMSON
FINANCIAL

END